Revenue from contracts with customers - Product or service (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 27,359	£ 9,672	£ 9,107
Service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	452	786	141
Licensing fees- opt-in payments and milestones achieved
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,583	0	0
Licensing fees- upfront payments and research funding
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 8,324	£ 8,886	£ 8,966